CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Selling and Marketing Expense [Member]
Stock-based compensation expense	$ 364,919	$ 84,689	$ 65,000	$ 0
General and Administrative Expense [Member]
Stock-based compensation expense	$ 1,113,467	$ 56,053	$ 0	$ 12,500